Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands		Ordinary shares		Accumulated losses	Total
Balance at Dec. 31, 2023		$ 24,900		$ 7,641
Balance (in Shares) at Dec. 31, 2023		254,843
Issuance of shares associated with the SEPA (as defined below) (see note 4.a)		$ 266		267
Issuance of shares associated with the SEPA (as defined below) (see note 4.a) (in Shares)	[1]	6,250
Share-based compensation		$ 112		112	$ 112
Comprehensive loss				(4,210)
Balance at Jun. 30, 2024		$ 27,070		1,695	1,700
Balance (in Shares) at Jun. 30, 2024	[1]	261,093
Balance at Dec. 31, 2024		$ 32,895		3,860	$ 3,860
Balance (in Shares) at Dec. 31, 2024	[1]	707,463
Issuance of ordinary shares under registered direct offering
Issuance of ordinary shares under registered direct offering (in Shares)		78,000	[1]		1,580,370
Issuance of ordinary shares and pre-funded warrants associated with best-efforts offering (see note 4.a)***		$ 2,200		2,200
Issuance of ordinary shares and pre-funded warrants associated with best-efforts offering (see note 4.a)*** (in Shares)	[2]	625,000
Issuance of ordinary shares for the reverse share split process
Issuance of ordinary shares for the reverse share split process (in Shares)	[1]	672
Issuance of shares associated with warrant exercise inducement transaction (see note 4.a)		$ 1,041		1,041
Issuance of shares associated with warrant exercise inducement transaction (see note 4.a) (in Shares)	[1]	830,500
Share-based compensation		$ 427		427	$ 427
Issuance of ordinary shares from an exercise of options and upon vesting of restricted stock units (“RSUs”)			[3]			[3]
Issuance of ordinary shares from an exercise of options and upon vesting of restricted stock units (“RSUs”) (in Shares)	[1]	46,198
Comprehensive loss				(3,715)
Balance at Jun. 30, 2025		$ 36,563		$ 3,813	$ 3,813
Balance (in Shares) at Jun. 30, 2025	[1]	2,287,833

[1]	The share and per share information in these financial statements reflects the Reverse Share Splits. See also Note 1c.
[2]	Including 538,750 pre-funded warrants which were exercised to 538,750 ordinary shares during February, March and April 2025 (see note 4.a.4)
[3]	Represent an amount less than $500.